FIXED ASSETS	3 Months Ended	12 Months Ended
	May 31, 2026	Feb. 28, 2026
Property, Plant, and Equipment [Abstract]
FIXED ASSETS

8. FIXED ASSETS

Fixed assets consisted of the following:

	May 31, 2026	February 28, 2026
Automobile	$74,237	$74,237
Demo devices	265,421	265,421
Tooling	122,620	107,020
Machinery and equipment	17,246	17,246
Computer equipment	157,448	157,448
Office equipment	15,312	15,312
Furniture and fixtures	21,225	21,225
Warehouse equipment	38,746	38,746
Leasehold improvements	26,956	26,956
	739,211	723,611
Less: Accumulated depreciation	(562,268)	(540,426)
	$176,943	$183,185

During the three months ending May 31, 2026, the Company made additions of $15,600. During the three months ending May 31, 2025, the Company made additions of $46,071 of which $22,347 were transfers from inventory with remaining additions of $23,724.

Depreciation and amortization for the years ended May 31, 2026, and May 31, 2025, are as follows:

Depreciation and Amortization	Three Months Ended May 31 2026	Three Months Ended May 31, 2025

Fixed assets	$21,842	$30,017
Revenue earning devices	10,804	4,104
Total Depreciation and Amortization included in operating expenses	$32,646	$34,121

7. FIXED ASSETS

Fixed assets consisted of the following:

	February 28, 2026	February 28, 2025
Automobile	$74,237	$74,237
Demo devices	265,421	302,186
Tooling	107,020	107,020
Machinery and equipment	17,246	8,825
Computer equipment	157,448	157,448
Office equipment	15,312	15,312
Furniture and fixtures	21,225	21,225
Warehouse equipment	38,746	36,305
Leasehold improvements	26,956	26,956
	723,611	749,514
Less: Accumulated depreciation	(540,426)	(491,186)
	$183,185	$258,328

During the year ended February 28, 2026, the Company made additions to fixed assets of $10,863 and also additions through inventory transfers of $55,701. For the year ended February 28, 2026, the Company disposed of assets with a value $92,466 and related accumulated depreciation $70,154 with a net book value of $22,312 for zero net proceeds.

During the year ended February 28, 2025, the Company made additions to fixed assets of $23,724 and also additions through inventory transfers of $107,836.

Depreciation and amortization for the years ended February 28, 2026, and February 28, 2025, are as follows:

Depreciation and Amortization	Year Ended February 28, 2026	Year Ended February 28, 2025

Fixed assets	$49,240	$141,309
Revenue earning devices	91,811	287,830
Total Depreciation and Amortization included in operating expenses	$141,051	$429,139

ARTIFICIAL INTELLIGENCE TECHNOLOGY SOLUTIONS INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS